Leases - Current Portions Of ROU Liabilities (Details) - P3 Health Partners Inc. - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
ROU liabilities, current	$ 332,756	$ 2,087,235	$ 2,174,095
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current